EATON VANCE INSTITUTIONAL SENIOR FLOATING-RATE FUND
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Institutional Senior Floating-Rate Fund (the "Registrant") (1933 Act File No. 333-123673) certifies (a) that the forms of prospectus and statement of additional information dated April 1, 2005 do not differ materially from those contained in the Registration Statement on Form N-2, and (b) that Registration Statement was filed electronically with the Commission (Accession No. 0000940394-05-000365) on March 30, 2005.

Eaton Vance Institutional Senior Floating-Rate Fund



By:  /s/ Alan R. Dynner
     -----------------------------
     Alan R. Dynner, Esq.
     Secretary


Date:  April 4, 2005